Organization and Description of Business (Details) - USD ($)			1 Months Ended	6 Months Ended
	May 07, 2020	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 10, 2020	Jun. 30, 2019	Aug. 20, 2018
Organization and Description of Business (Textual)
Subsidiaries and variable interest entities, percentage				100.00%
Ordinary shares				7,850,916		7,174,626
Subsequent Event [Member]
Organization and Description of Business (Textual)
Incorporate of percentage					100.00%
China ACM [Member]
Organization and Description of Business (Textual)
Incorporate of percentage							100.00%
Sunway Kids [Member]
Organization and Description of Business (Textual)
Ordinary shares				1,989,262
Cash consideration paid				$ 2,000,000
Share exchange agreement, description				The Company will issue 1,989,262 ordinary shares of the Company and pay an aggregate of two million U.S. dollars cash consideration payable according to certain earn-out schedule to the Sellers. On February 14, 2020, the transaction contemplated by the Agreement consummated when the Company issued 1,989,262 ordinary shares of the Company to the Sellers and the Sellers instructed delivery of Sunway Kids shares to the Company. The total consideration was valued at approximately $4.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $2.9 million of the 1,989,262 ordinary shares valued using the closing price of the Company’s common stock on December 31, 2019 at $1.45 per share.
Purchasers [Member] | Subsequent Event [Member]
Organization and Description of Business (Textual)
Cash consideration paid		$ 600,000	$ 600,000
Disposition of asset		May 06, 2020	May 06, 2020
Color China Entertainment Limited [Member] | Subsequent Event [Member]
Organization and Description of Business (Textual)
Ordinary shares	4,633,333
Cash consideration paid	$ 2,000,000
Joint venture agreement, description	Joint venture agreement (the “JV Agreement”) with Baydolphin, Inc., a company organized under the laws of New York, (“Baydolphin”). Pursuant to the JV Agreement, among other things and subject to the terms and conditions contained therein, CACM and Baydolphin agreed to establish a limited liability company under the laws of New York, Baytao LLC (the “JV”), which will be the 100% owner of one or more operating entities in the U.S. to engage in the business of after-school education (the “Operating Entities”) under the JV. Pursuant to the JV Agreement, the business of the JV shall be managed by the Board of Managers. CACM shall appoint three of designees on the Board of Manager of the JV.and Baydolphin shall appoint two of designees on the Board of Managers of the JV. The General Manger of the JV shall be appointed by CACM and report to the Board of Managers. CACM shall contribute necessary capital for the Operating Entities to fund their operations and obtain the right to use of certain software platform and other technologies related to it from Color Star, which will be provided to the JV and Operating Entities with no charge to facilitate the operation of the Operating Entities and provide online classes to the registered students of Operating Entities, and Baydolphin shall be responsible for managing the Operating Entities with its expertise in after-school education, including but not limited to recruiting and training personnel for the Operating Entities and implementing all promotional and marketing activities incidental to the Operating Entities. Eighty percent (80%) of the net profits or net loss of the joint venture will be distributed to or assigned to CACM and the remaining twenty percent (20%) being distributed to or assigned to Baydolphin.